Reconciliation of Profit After Income Tax to Net Cash Flow from Operating Activities	6 Months Ended
Dec. 31, 2020
Reconciliation of profit after income tax to net cash flow from operating activities [Abstract]
Reconciliation of profit after income tax to net cash flow from operating activities

10	Reconciliation of profit after income tax to net cash flow from operating activities

	31 December 2020 A$	31 December 2019 A$
Loss for the period	8,561,862	5,640,258
Depreciation on fixed assets	(12,417)	(57,217)
Depreciaton on leased assets	(23,215)	-
Other	-	6,261
Non-cash employee benefits expense - share-based payments	(1,577,720)	-
Net foreign exchange differences	(987,215)	127,825
(Increase)/decrease in provisions	(62,547)	54,447
Increase/(decrease) in trade and other receivables	1,916,120	(2,949,539)
Increase/(decrease) in other current assets	(229,445)	(322,036)
Increase/(decrease) in other non-current assets	-	72,979
(Increase)/decrease in trade and other payables	(255,505)	93,776
(Increase)/decrease in other current liabilities	388	(70,344)
(Increase)/decrease in other non-current liabilities	-	(10,784)
	7,330,306	2,585,626